Impairment Of Exploration And Evaluation And Oil And Gas Properties - Summary of Impairment Loss Recognized Or Reversed For Cash Generating Unit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount		$ 19,899
Impairment reversal	$ 900	1,058
Producing And Development [member] | Pluto Scarborough [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount		17,474
Producing [member] | North West Shelf [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount		2,425
Oil And Gas Properties [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal	900	1,058
Oil And Gas Properties [member] | WDS Australia Segment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount	3,456
Oil And Gas Properties [member] | Producing And Development [member] | Pluto Scarborough [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		682
Oil And Gas Properties [member] | Producing [member] | North West Shelf [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		376
Oil And Gas Properties [member] | Land and buildings [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal	87	44
Oil And Gas Properties [member] | Land and buildings [member] | Producing And Development [member] | Pluto Scarborough [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		42
Oil And Gas Properties [member] | Land and buildings [member] | Producing [member] | North West Shelf [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		2
Oil And Gas Properties [member] | Transferred exploration and evaluation [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal	30	66
Oil And Gas Properties [member] | Transferred exploration and evaluation [member] | Producing And Development [member] | Pluto Scarborough [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		53
Oil And Gas Properties [member] | Transferred exploration and evaluation [member] | Producing [member] | North West Shelf [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		13
Oil And Gas Properties [member] | Plant and equipment [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal	$ 783	911
Oil And Gas Properties [member] | Plant and equipment [member] | Producing And Development [member] | Pluto Scarborough [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		563
Oil And Gas Properties [member] | Plant and equipment [member] | Producing [member] | North West Shelf [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		348
Oil And Gas Properties [member] | Projects in development [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		37
Oil And Gas Properties [member] | Projects in development [member] | Producing And Development [member] | Pluto Scarborough [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		24
Oil And Gas Properties [member] | Projects in development [member] | Producing [member] | North West Shelf [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal		$ 13